OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2019	2018
Pension benefit obligations	$40,490	$32,881
Other	20,512	9,738
Total other liabilities	$61,002	$42,619

Schedule of funded status of the Company's defined benefit obligations

	Year Ended December 31,
	2019	2018
Reconciliation of plan assets:
Plan assets, beginning of year	$2,363	$2,457
Employer contributions	862	1,037
Benefit payments	(643)	(819)
Administrative expenses	(109)	(109)
Interest on assets	93	79
Net return on assets excluding interest	(93)	(79)
Effect of exchange rate changes	121	(203)
Plan assets, end of year	$2,594	$2,363

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	$23,032	24,243
Current service cost	1,020	975
Benefit payments	(672)	(819)
Interest cost	889	758
Actuarial losses (gains) arising from changes in economic assumptions	1,989	(1,188)
Actuarial losses arising from changes in demographic assumptions	2,033	1,277
Actuarial gains arising from Plan experience	(251)	(226)
Effect of exchange rate changes	1,296	(1,988)
Defined benefit obligation, end of year	29,336	23,032
Net defined benefit liability, end of year	$26,742	$20,669

Schedule of components of Agnico Eagle's pension expense recognized in the consolidated statements of net income (loss)

	Year Ended December 31,
	2019	2018
Current service cost	$1,020	$975
Administrative expenses	109	109
Interest cost on defined benefit obligation	889	758
Interest on assets	(93)	(79)
Pension expense	$1,925	$1,763

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income (loss)

	Year Ended December 31,
	2019	2018
Actuarial losses (gains) relating to the defined benefit obligation	$3,771	$(137)
Net return on assets excluding interest	93	79
Total remeasurements of the net defined benefit liability	$3,864	$(58)

Schedule of significant assumptions used in measuring Executive Plan defined benefit obligations

	As at December 31,
	2019	2018
Assumptions:
Discount rate - beginning of year	3.8%	3.3%
Discount rate - end of year	3.0%	3.8%

Schedule of significant assumptions used in measuring Company Retirement Program defined benefit obligations

	As at December 31,
	2019	2018
Assumptions:
Discount rate - beginning of year	3.5%	3.0%
Discount rate - end of year	2.8%	3.5%
Range of mine closure dates	2026 - 2032	2019 - 2032
Termination of employment per annum	0.50% - 3.25%	0.53% - 2.58%

Schedule of sensitivity analysis for significant actuarial assumptions

As at
December 31,
2019
Change in assumption:
0.5% increase in discount rate	$(1,352)
0.5% decrease in discount rate	$1,470